Schedule of Amortizable Intangibles (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Amortized Intangible, Gross carrying amount	$ 618.2	$ 484.9
Amortized Intangible, Accumulated amortization	(405.7)	(356.9)
Amortized Intangible, Carrying value	$ 212.5	$ 128.0